Unaudited Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interim Reporting [Line Items]
Net premiums earned									$ 6,309,521	$ 6,090,437	$ 5,690,130
Underwriting Profit Loss									245,191	3,968	(619,038)
Net income (loss) attributable to ordinary shareholders	300,780	135,648	272,698	350,790	81,444	171,902	221,154	176,628
Earnings (loss) per ordinary share and ordinary share equivalent - basic (in dollars per share)	$ 1.07	$ 0.48	$ 0.94	$ 1.19	$ 0.27	$ 0.57	$ 0.71	$ 0.56	$ 3.68	$ 2.12	$ (1.52)
Earnings (loss) per ordinary share and ordinary share equivalent - diluted (in dollars per share)	$ 1.05	$ 0.47	$ 0.93	$ 1.17	$ 0.27	$ 0.56	$ 0.71	$ 0.56	$ 3.63	$ 2.10	$ (1.52)
Property and casualty operations
Interim Reporting [Line Items]
Net premiums earned	1,510,727	1,550,629	1,488,497	1,464,246	1,538,557	1,468,554	1,400,970	1,357,897	6,014,099	5,765,978	5,327,112
Underwriting Profit Loss	101,450	76,900	92,124	180,588	(90,681)	114,203	129,372	63,238	451,062	216,132	(397,353)
Life operations
Interim Reporting [Line Items]
Net premiums earned	$ 81,398	$ 74,683	$ 73,896	$ 65,445	$ 80,829	$ 79,487	$ 85,623	$ 78,520	$ 295,422	$ 324,459	$ 363,018